Revenue - Reconciliation of the Changes in Company's Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change In Contract With Customer Asset [Roll Forward]
Contract assets, beginning balance	$ 54,541	$ 46,320
CUC received	(54,280)	(46,207)
CUC recognized	57,335	54,428
Contract assets, ending balance	$ 57,596	$ 54,541